PROPERTY, PLANT & EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT & EQUIPMENT [Text Block]

14. PROPERTY, PLANT & EQUIPMENT

Cost	Property acquisition costs	Mineral properties	Plant and equipment	Construction in progress	Total
At January 1, 2021	109,895	456,185	754,686	8,454	1,329,220
Additions	-	92,536	19,629	52,457	164,622
Changes in rehabilitation cost asset	-	12,087	-	-	12,087
Disposals	-	-	(13,283)	-	(13,283)
Foreign exchange translation	(369)	(186)	(255)	-	(810)
Transfers between categories	-	-	17,944	(17,944)	-
At December 31, 2021	109,526	560,622	778,721	42,967	1,491,836
Additions	-	67,536	19,401	115,523	202,460
Changes in rehabilitation cost asset	-	28,164	-	-	28,164
Disposals	-	(289)	(13,558)	-	(13,847)
Foreign exchange translation	5,916	5,235	2,947	2,900	16,998
Transfers between categories	-	-	15,672	(15,672)	-
At December 31, 2022	115,442	661,268	803,183	145,718	1,725,611

Accumulated depreciation
At January 1, 2021	-	290,654	295,947	-	586,601
Depletion and amortization	-	34,979	44,144	-	79,123
Disposals	-	-	(11,727)	-	(11,727)
At December 31, 2021	-	325,633	328,364	-	653,997
Depletion and amortization	-	11,415	44,316	-	55,731
Disposals	-	-	(13,357)	-	(13,357)
At December 31, 2022	-	337,048	359,323	-	696,371

Net book value
At December 31, 2021	109,526	234,989	450,357	42,967	837,839
At December 31, 2022	115,442	324,220	443,860	145,718	1,029,240

	As at December 31,
	2022	2021
Net book value beginning of period	837,839	742,619
Additions:
Gibraltar capitalized stripping costs	36,312	69,228
Gibraltar sustaining capital expenditures	20,015	25,238
Gibraltar capital expenditures	29,551	4,013
Florence Copper development costs	103,072	58,667
Yellowhead development costs	698	2,603
Aley development costs	557	455
Other items:
Right of use assets	12,254	4,418
Rehabilitation costs asset	28,164	12,087
Disposals	(200)	(1,556)
Foreign exchange translation and other	16,709	(810)
Depletion and amortization	(55,731)	(79,123)
Net book value at December 31	1,029,240	837,839

Net book value	Gibraltar Mines (75%)	Florence Copper	Yellowhead	Aley	Other	Total
At December 31, 2021	539,641	260,934	21,252	14,316	1,696	837,839
Net additions	97,611	103,393	698	557	(289)	201,970
Changes in rehabilitation cost asset (Note 19)	28,164	-	-	-	-	28,164
Depletion and amortization	(55,017)	(338)	-	-	(376)	(55,731)
Foreign exchange translation	-	16,998	-	-	-	16,998
At December 31, 2022	610,399	380,987	21,950	14,873	1,031	1,029,240

During the year, the Company capitalized development costs of $103,072 (2021: $58,667) for the Florence Copper project. Since its acquisition of Florence Copper in November 2014, the Company has incurred and capitalized a total of $276 million in project development and other costs. For the year ended December 31, 2022, $3,419 of borrowing costs have been capitalized to Florence Copper development costs (Note 9).

Non-cash additions to property, plant and equipment of Gibraltar include $4,294 (2021: $9,364) of depreciation on mining assets related to capitalized stripping.

Since January 1, 2020 development costs for Yellowhead of $5,710 have been capitalized as mineral property, plant and equipment.

Depreciation related to the right of use assets for the year ended December 31, 2022 was $6,492 (2021: $3,941)